Consolidated statement of comprehensive income - CAD ($) $ in Millions		3 Months Ended			6 Months Ended
		Apr. 30, 2026	Jan. 31, 2026	Apr. 30, 2025	Apr. 30, 2026	Apr. 30, 2025
Statement of comprehensive income [abstract]
Net income		$ 2,465	$ 3,100	$ 2,007	$ 5,565	$ 4,178
Net foreign currency translation adjustments
Net gains (losses) on investments in foreign operations		(106)	(1,633)	(3,061)	(1,739)	(608)
Net gains (losses) on hedges of investments in foreign operations		35	960	1,897	995	326
Other comprehensive income, net of tax, exchange differences on translation		(71)	(673)	(1,164)	(744)	(282)
Net change in debt securities measured at FVOCI
Net gains (losses) on debt securities measured at FVOCI		(78)	176	(17)	98	93
Net (gains) losses reclassified to net income		(23)	(31)	(6)	(54)	(15)
Other comprehensive income, net of tax, debt securities		(101)	145	(23)	44	78
Net change in cash flow hedges
Net gains (losses) on derivatives designated as cash flow hedges		60	(6)	472	54	798
Net (gains) losses reclassified to net income		(325)	(327)	(194)	(652)	(229)
Other comprehensive income, net of tax, cash flow hedges		(265)	(333)	278	(598)	569
OCI, net of income tax, that is not subject to subsequent reclassification to net income
Net gains (losses) on post-employment defined benefit plans		133	31	(47)	164	(28)
Net gains (losses) due to fair value change of fair value option (FVO) liabilities attributable to changes in credit risk		61	(45)	157	16	155
Net gains (losses) on equity securities designated at FVOCI		4	4	12	8	15
OCI, net of income tax, that will not be reclassified to profit or loss, net of tax		198	(10)	122	188	142
Total other comprehensive income (loss)	[1]	(239)	(871)	(787)	(1,110)	507
Comprehensive income		2,226	2,229	1,220	4,455	4,685
Comprehensive income attributable to non-controlling interests		8	7	9	15	17
Preferred shareholders and other equity instrument holders		114	106	78	220	166
Common shareholders		2,104	2,116	1,133	4,220	4,502
Comprehensive income attributable to equity shareholders		2,218	2,222	1,211	4,440	4,668
Net foreign currency translation adjustments
Net gains (losses) on investments in foreign operations		24	57	79	81	16
Net gains (losses) on hedges of investments in foreign operations		(53)	(159)	(216)	(212)	(64)
Income tax (expense) benefit relating to exchange differences on translation of other comprehensive income		(29)	(102)	(137)	(131)	(48)
Net change in debt securities measured at FVOCI
Net gains (losses) on debt securities measured at FVOCI		20	(59)	17	(39)	6
Net (gains) losses reclassified to net income		8	12	2	20	5
Income tax (expense) benefit relating to debt securities of other comprehensive income		28	(47)	19	(19)	11
Net change in cash flow hedges
Net gains (losses) on derivatives designated as cash flow hedges		(23)	2	(181)	(21)	(307)
Net (gains) losses reclassified to net income		125	126	74	251	88
Income tax (expense) benefit relating to cash flow hedges of other comprehensive income		102	128	(107)	230	(219)
Not subject to subsequent reclassification to net income
Net gains (losses) on post-employment defined benefit plans		(51)	(12)	19	(63)	11
Net gains (losses) due to fair value change of FVO liabilities attributable to changes in credit risk		(23)	16	(60)	(7)	(60)
Net gains (losses) on equity securities designated at FVOCI		(2)	(1)	(5)	(3)	(6)
Income tax (expense) benefit, Net gains (losses) not subject to subsequent reclassification to net income		(76)	3	(46)	(73)	(55)
Total income tax (expense) benefit allocated to each component of OCI		$ 25	$ (18)	$ (271)	$ 7	$ (311)

[1]	Includes $7 million of losses for the quarter ended April 30, 2026 (January 31, 2026: $4 million of gains; April 30, 2025: $20 million of gains) and $3 million of losses for the six months ended April 30, 2026 (April 30, 2025: $17 million of gains), relating to our investments in equity-accounted associates and joint ventures.